Derivative Liability - Schedule of Estimated Fair Values of the Liabilities Measured on a Recurring Basis (Details) - Recurring {Member}	Dec. 31, 2025
Expected conversion price [Member] | Minimum [Member]
Schedule of Estimated Fair Values of the Liabilities Measured on a Recurring Basis [Line Items]
Derivative Liability, Measurement Input	3.84
Expected conversion price [Member] | Minimum [Member] | Convertible Debt [Member]
Schedule of Estimated Fair Values of the Liabilities Measured on a Recurring Basis [Line Items]
Derivative Liability, Measurement Input	5.95
Expected conversion price [Member] | Maximum [Member]
Schedule of Estimated Fair Values of the Liabilities Measured on a Recurring Basis [Line Items]
Derivative Liability, Measurement Input	7.65
Expected conversion price [Member] | Maximum [Member] | Convertible Debt [Member]
Schedule of Estimated Fair Values of the Liabilities Measured on a Recurring Basis [Line Items]
Derivative Liability, Measurement Input	11.7
Expected term [Member] | Minimum [Member]
Schedule of Estimated Fair Values of the Liabilities Measured on a Recurring Basis [Line Items]
Derivative Liability, Measurement Input	0.25
Expected term [Member] | Minimum [Member] | Convertible Debt [Member]
Schedule of Estimated Fair Values of the Liabilities Measured on a Recurring Basis [Line Items]
Derivative Liability, Measurement Input	0.22
Expected term [Member] | Maximum [Member]
Schedule of Estimated Fair Values of the Liabilities Measured on a Recurring Basis [Line Items]
Derivative Liability, Measurement Input	0.35
Expected term [Member] | Maximum [Member] | Convertible Debt [Member]
Schedule of Estimated Fair Values of the Liabilities Measured on a Recurring Basis [Line Items]
Derivative Liability, Measurement Input	1
Expected average volatility [Member] | Minimum [Member]
Schedule of Estimated Fair Values of the Liabilities Measured on a Recurring Basis [Line Items]
Derivative Liability, Measurement Input	288
Expected average volatility [Member] | Minimum [Member] | Convertible Debt [Member]
Schedule of Estimated Fair Values of the Liabilities Measured on a Recurring Basis [Line Items]
Derivative Liability, Measurement Input	135
Expected average volatility [Member] | Maximum [Member]
Schedule of Estimated Fair Values of the Liabilities Measured on a Recurring Basis [Line Items]
Derivative Liability, Measurement Input	297
Expected average volatility [Member] | Maximum [Member] | Convertible Debt [Member]
Schedule of Estimated Fair Values of the Liabilities Measured on a Recurring Basis [Line Items]
Derivative Liability, Measurement Input	205
Expected dividend yield [Member]
Schedule of Estimated Fair Values of the Liabilities Measured on a Recurring Basis [Line Items]
Derivative Liability, Measurement Input
Expected dividend yield [Member] | Convertible Debt [Member]
Schedule of Estimated Fair Values of the Liabilities Measured on a Recurring Basis [Line Items]
Derivative Liability, Measurement Input
Risk-free interest rate [Member] | Minimum [Member]
Schedule of Estimated Fair Values of the Liabilities Measured on a Recurring Basis [Line Items]
Derivative Liability, Measurement Input	3.63
Risk-free interest rate [Member] | Minimum [Member] | Convertible Debt [Member]
Schedule of Estimated Fair Values of the Liabilities Measured on a Recurring Basis [Line Items]
Derivative Liability, Measurement Input	3.92
Risk-free interest rate [Member] | Maximum [Member]
Schedule of Estimated Fair Values of the Liabilities Measured on a Recurring Basis [Line Items]
Derivative Liability, Measurement Input	3.67
Risk-free interest rate [Member] | Maximum [Member] | Convertible Debt [Member]
Schedule of Estimated Fair Values of the Liabilities Measured on a Recurring Basis [Line Items]
Derivative Liability, Measurement Input	4.34
Expected IPO Price [Member] | Minimum [Member]
Schedule of Estimated Fair Values of the Liabilities Measured on a Recurring Basis [Line Items]
Derivative Liability, Measurement Input	7
Expected IPO Price [Member] | Minimum [Member] | Convertible Debt [Member]
Schedule of Estimated Fair Values of the Liabilities Measured on a Recurring Basis [Line Items]
Derivative Liability, Measurement Input	7
Expected IPO Price [Member] | Maximum [Member]
Schedule of Estimated Fair Values of the Liabilities Measured on a Recurring Basis [Line Items]
Derivative Liability, Measurement Input	9
Expected IPO Price [Member] | Maximum [Member] | Convertible Debt [Member]
Schedule of Estimated Fair Values of the Liabilities Measured on a Recurring Basis [Line Items]
Derivative Liability, Measurement Input	9